Segments - Operating Earnings Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	$ 528.7	$ 438.6	$ 918.3	$ 1,119.6	$ 620.6
Closed Block Variable Annuity	(815.5)	(525.8)	(692.3)	(564.5)	(220.2)
Net investment gains (losses) and related charges and adjustments	42.6	192.9	455.5	71.8	(96.4)
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	35.5	93.3	97.2	(269.4)	(30.0)
Loss related to businesses exited through reinsurance or divestment	(33.9)	(24.2)	(45.8)	(35.1)	(3.3)
Income (loss) attributable to noncontrolling interests	(16.6)	202.1	138.2	190.9	(10.3)
Loss on early extinguishment of debt			0	0	(108.3)
Immediate recognition of net actuarial gains (losses) related to pension and other post-employment benefit obligations and gains (losses) from plan amendments and curtailments			(165.0)	(157.8)	(47.5)
Other adjustments to operating earnings	(30.3)	(36.7)	(100.1)	(77.7)	(66.8)
Income (loss) before income taxes	(289.5)	340.2	606.0	277.8	37.8
Investment Management
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	71.2	64.2	134.5	87.5	50.1
Total Ongoing Businesses
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	592.2	455.6	990.9	1,279.6	1,030.2
Corporate
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	(102.9)	(81.1)	(182.3)	(230.2)	(399.1)
Closed Blocks
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	39.4	64.1	109.7	70.2	(10.5)
Retirement | Retirement Solutions
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	269.9	195.0	448.6	441.9	469.6
Annuities | Retirement Solutions
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	113.8	63.3	102.2	387.6	115.0
Individual Life | Insurance Solutions
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	90.8	88.4	196.2	279.3	313.5
Employee Benefits | Insurance Solutions
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	46.5	44.7	109.4	83.3	82.0
Closed Block Institutional Spread Products | Closed Blocks
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	33.0	31.0	45.7	83.2	(3.8)
Closed Block Other | Closed Blocks
Segment Reporting Information [Line Items]
Total operating earnings before income taxes	$ 6.4	$ 33.1	$ 64.0	$ (13.0)	$ (6.7)